Summary of Significant Accounting Policies - Goodwill, Trademarks and Intangible Assets (Details) (USD $)	12 Months Ended													3 Months Ended	12 Months Ended									6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013 Fresh Express trademarks	Dec. 31, 2012 Fresh Express trademarks	Dec. 31, 2013 Chiquita trademarks	Dec. 31, 2012 Chiquita trademarks	Dec. 31, 2013 Indefinite-lived intangible assets Relief-from-royalty method Fresh Express trademarks	Dec. 31, 2012 Indefinite-lived intangible assets Relief-from-royalty method Fresh Express trademarks	Dec. 31, 2011 Indefinite-lived intangible assets Relief-from-royalty method Fresh Express trademarks	Dec. 31, 2010 Indefinite-lived intangible assets Relief-from-royalty method Fresh Express trademarks	Dec. 31, 2013 Indefinite-lived intangible assets Relief-from-royalty method Chiquita trademarks	Dec. 31, 2012 Indefinite-lived intangible assets Relief-from-royalty method Chiquita trademarks	Dec. 31, 2011 Indefinite-lived intangible assets Relief-from-royalty method Chiquita trademarks	Dec. 31, 2010 Indefinite-lived intangible assets Relief-from-royalty method Chiquita trademarks	Dec. 31, 2012 Salads and Healthy Snacks Fresh Express	Dec. 31, 2012 Salads and Healthy Snacks Fresh Express Customer relationships	Dec. 31, 2012 Salads and Healthy Snacks Fresh Express Patented technology	Dec. 31, 2012 Salads and Healthy Snacks Fresh Express Fresh Express trademarks	Dec. 31, 2012 Salads and Healthy Snacks Fresh Express Income approach	Dec. 31, 2012 Salads and Healthy Snacks Fresh Express Market Approach Valuation Technique	Dec. 31, 2013 Salads and Healthy Snacks Fresh Express Goodwill Income approach	Dec. 31, 2012 Salads and Healthy Snacks Fresh Express Goodwill Income approach	Dec. 31, 2011 Salads and Healthy Snacks Fresh Express Goodwill Income approach	Dec. 31, 2012 Salads and Healthy Snacks Fresh Express Goodwill Market Approach Valuation Technique	Dec. 31, 2012 Restructuring	Dec. 31, 2012 Restructuring
Schedule of Intangible Assets and Goodwill [Line Items]
Goodwill impairment charge	$ 158,884,000													$ 157,000,000										$ 2,000,000	$ 2,000,000
Goodwill impairment charge, after tax														157,000,000
Impairment charge to the Fresh Express trademark		0	23,000,000	0	0												23,000,000
Impairment charge to the Fresh Express trademark, after tax																	14,000,000
Impairment review of intangible assets (including goodwill), discount rate							14.50%	13.00%	11.30%	11.50%		11.00%	11.30%							14.50%	13.00%	9.70%
Impairment review of intangible assets, royalty rate						1.00%	1.00%	3.00%		2.50%	2.50%	3.00%
Useful lives of other intangible assets															9 years	8 years
Fair value inputs, potential change in discount rate							100.00%														100.00%
The effect on goodwill impairment from potential change in discount rate																		8,000,000
Potential change in revenue and earnings before interest, taxes, depreciation and amortizations																							(5.00%)
The effect on goodwill impairment from potential change in revenue and EBITDA																			10,000,000
Potential change in royalty rate							50.00%
Effect on impairment of intangible assets due from potential change in royalty rate							18,000,000
Effect on impairment of indefinite-lived intangible assets from potential change in discount rate							$ 3,000,000